United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-2993

                      (Investment Company Act File Number)


                         Edward Jones Money Market Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/06
                                     -------


                 Date of Reporting Period: Quarter ended 5/31/05
                              ---------------------







Item 1.           Schedule of Investments

Edward Jones Money Market Fund
Portfolio of Investments
May 31, 2005 (unaudited)

    Principal
    Amount                                                                                                      Value
                        Government Agencies--37.6%
 $  100,000,000     (1) Federal Home Loan Bank System Discount Notes, 2.510%, 6/3/2005                   $   99,986,056
    1,052,500,000   (2) Federal Home Loan Bank System Floating Rate Notes, 2.875% - 3.148%,
                        6/12/2005 - 8/16/2005                                                               1,052,072,997
    76,500,000          Federal Home Loan Bank System Notes, 2.500% - 2.875%, 2/24/2006 -
                        5/25/2006                                                                            75,895,597
    838,389,000     (1) Federal Home Loan Mortgage Corp. Discount Notes, 2.660% - 3.320%,
                        6/28/2005 - 11/22/2005                                                               832,091,536
    40,000,000          Federal Home Loan Mortgage Corp. Notes, 5.250%, 1/15/2006                            40,393,669
    100,000,000     (1) Federal National Mortgage Association Discount Notes, 2.910%,
                        8/17/2005                                                                            99,377,583
    1,493,000,000   (2) Federal National Mortgage Association Floating Rate Notes, 2.820% -
                        3.090%, 6/6/2005 - 8/6/2005                                                         1,492,668,334
    23,000,000          Federal National Mortgage Association Notes, 1.850%, 6/3/2005                        23,000,000
                        Total Government Agencies                                                           3,715,485,772
                        Repurchase Agreements--60.8%
    300,000,000         Interest in $2,000,000,000 joint repurchase agreement with BNP
                        Paribas Securities Corp., 2.980%, dated 5/31/2005 to be repurchased at $300,024,833 on 6/1/2005, collateralized by U.S. Treasury
                        Obligations and cash with various maturities to 7/15/2013, collateral
                        market value $2,038,879,085                                                          300,000,000
    135,000,000         $135,000,000 repurchase agreement with BNP Paribas Securities Corp.,
                        3.080%, dated 5/31/2005 to be repurchased at $135,011,550 on
                        6/1/2005, collateralized by U.S. Government Agency Obligations with
                        various maturities to 10/15/2013, collateral market value $137,700,048               135,000,000
    169,000,000         Interest in $1,290,000,000 joint repurchase agreement with BNP
                        Paribas Securities Corp., 3.080%, dated 5/31/2005 to be repurchased at $169,014,459 on 6/1/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 6/1/2035, collateral market
                        value $1,321,559,572                                                                 169,000,000
    9,000,000           Interest in $1,000,000,000 joint repurchase agreement with Banc of
                        America Securities LLC, 3.070%, dated 5/31/2005 to be repurchased at
                        $9,000,768 on 6/1/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 6/1/2035, collateral market
                        value $1,020,000,000                                                                  9,000,000
    170,138,000         Interest in $1,829,000,000 joint repurchase agreement with Barclays
                        Capital, Inc., 2.980%, dated 5/31/2005 to be repurchased at
                        $170,152,084 on 6/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value
                        $1,865,734,876                                                                       170,138,000
    496,070,000         Interest in $3,070,000,000 joint repurchase agreement with Barclays
                        Capital, Inc., 3.080%, dated 5/31/2005 to be repurchased at
                        $496,112,442 on 6/1/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 5/5/2008, collateral market
                        value $3,131,400,678                                                                 496,070,000
    320,000,000         Interest in $1,800,000,000 joint repurchase agreement with Citigroup
                        Global Markets, Inc., 3.1125%, dated 5/31/2005 to be repurchased at
                        $320,027,667 on 6/1/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 6/25/2035, collateral market
                        value $1,851,045,951                                                                 320,000,000
    400,000,000         Interest in $1,900,000,000 joint repurchase agreement with
                        Countrywide Securities Corp., 3.080%, dated 5/31/2005 to be repurchased at $400,034,222 on 6/1/2005, collateralized by U.S.
                        Government Agency Obligations with various maturities to 6/25/2044,
                        collateral market value $1,942,610,104                                               400,000,000
    298,000,000     (3) Interest in $455,000,000 joint repurchase agreement with Credit
                        Suisse First Boston LLC, 3.000%, dated 3/29/2005 to be repurchased at
                        $300,284,667 on 6/30/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 6/1/2035, collateral market
                        value $473,008,122                                                                   298,000,000
    309,000,000     (3) Interest in $715,000,000 joint repurchase agreement with Credit
                        Suisse First Boston LLC, 3.040%, dated 5/2/2005 to be repurchased at
                        $310,643,880 on 7/5/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 6/1/2035, collateral market
                        value $733,260,119                                                                   309,000,000
    289,000,000     (3) Interest in $500,000,000 joint repurchase agreement with Credit
                        Suisse First Boston LLC, 3.130%, dated 5/26/2005 to be repurchased at
                        $290,507,617 on 7/26/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 6/1/2035, collateral market
                        value $510,989,849                                                                   289,000,000
    222,000,000     (3) Interest in $450,000,000 joint repurchase agreement with Deutsche
                        Bank Securities, Inc., 2.950%, dated 4/11/2005 to be repurchased at
                        $223,073,308 on 6/10/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 9/1/2034, collateral market
                        value $462,592,607                                                                   222,000,000
    255,000,000     (3) Interest in $500,000,000 joint repurchase agreement with Deutsche
                        Bank Securities, Inc., 3.010%, dated 4/11/2005 to be repurchased at
                        $256,940,196 on 7/11/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 4/1/2035, collateral market
                        value $514,013,126                                                                   255,000,000
    197,000,000     (3) Interest in $375,000,000 joint repurchase agreement with Deutsche
                        Bank Securities, Inc., 3.050%, dated 5/17/2005 to be repurchased at
                        $197,734,372 on 6/30/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 11/25/2034, collateral market
                        value $384,821,035                                                                   197,000,000
    28,103,000          Interest in $1,000,000,000 joint repurchase agreement with Goldman
                        Sachs & Co., 3.080%, dated 5/31/2005 to be repurchased at $28,105,404 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2035, collateral market value
                        $1,029,693,799                                                                       28,103,000
    330,000,000         Interest in $2,100,000,000 joint repurchase agreement with J.P.
                        Morgan Securities, Inc., 3.080%, dated 5/31/2005 to be repurchased at
                        $330,028,233 on 6/1/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 5/1/2035, collateral market
                        value $2,142,005,277                                                                 330,000,000
    503,000,000         Interest in $2,000,000,000 joint repurchase agreement with Morgan
                        Stanley & Co., Inc., 3.070%, dated 5/31/2005 to be repurchased at
                        $503,042,895 on 6/1/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 11/1/2044, collateral market
                        value $2,045,693,215                                                                 503,000,000
    271,000,000     (3) Interest in $500,000,000 joint repurchase agreement with Morgan
                        Stanley & Co., Inc., 3.130%, dated 5/25/2005 to be repurchased at
                        $272,437,279 on 7/25/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 4/1/2035, collateral market
                        value $514,723,861                                                                   271,000,000
    594,000,000     (3) Interest in $958,000,000 joint repurchase agreement with UBS
                        Securities LLC, 3.050%, dated 5/4/2005 to be repurchased
                        at $597,120,150 on 7/5/2005, collateralized by U.S.
                        Government Agency Obligations with various maturities to
                        3/15/2031, collateral market
                        value $986,740,209                                                                   594,000,000
    263,000,000     (3) Interest in $700,000,000 joint repurchase agreement with UBS
                        Securities LLC, 3.150%, dated 5/6/2005 to be repurchased
                        at $265,117,150 on 8/9/2005, collateralized by U.S.
                        Government Agency Obligations with various maturities to
                        3/16/2044, collateral market
                        value $721,000,881                                                                   263,000,000
    440,000,000         Interest in $1,050,000,000 joint repurchase agreement with
                        Westdeutsche Landesbank AG, 3.080%, dated 5/31/2005 to be repurchased at $440,037,644 on 6/1/2005, collateralized by U.S. Government Agency and Treasury Obligations with various maturities to 10/1/2044,
                        collateral market value $1,080,497,488                                               440,000,000
                        Total Repurchase Agreements                                                         5,998,311,000
                        Total Investments--98.4%
                        (at amortized cost)(4)                                                              9,713,796,772
                        Other assets and liabilities--net--1.6%                                                155,514,222
                        Total Net assets--100%                                                            $  9,869,310,994

1          Discount rate at time of purchase.
2          Floating rate note with current rate and next reset date shown.
3          Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
4          Also represents cost for federal tax purposes.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.




Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Edward Jones Money Market Fund

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              July 15, 2005


By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005